Post Balance Sheet events	12 Months Ended
Mar. 31, 2013
Post Balance Sheet events
30.	Post Balance Sheet events

i	Dividends

Any dividends declared by the Company are based on the profits available for distribution as reported in the statutory financial statements of Tata Communications India prepared in accordance with Indian GAAP. As of fiscal 2013, the amounts available for distribution, net of dividend tax is Rs.  10,276 million. Subsequent to March 31, 2013, the Board of Directors recommended a dividend of Rs.  3 per equity share, which has been approved by the shareholders in the Annual General Meeting, held on July 26, 2013.

ii	The Company’s Board of Directors has approved a proposal to delist its American Depositary Receipts (“ADRs”), from the New York Stock Exchange (NYSE) and to terminate its ADR Program. On May 28, 2013 the Company had filed a Form 25 with the U.S. Securities and Exchange Commission and consequent to the filing, the delisting of its American Depositary Shares (“ADSs”), as evidenced by American Depositary Receipts (“ADRs”), from the New York Stock Exchange has become effective at the close of business of June 7, 2013. As a consequence of the delisting becoming effective, termination of the Deposit Agreement under which the ADRs were issued (the “Deposit Agreement”) has become effective on July 14, 2013.